Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings per share	Earnings per share
13.1. Basic earnings per share

	2025	2024	2023
	Cents	Cents	Cents	1.
		(Recast)	(Recast)	1.
Basic (loss)/earnings per share from continuing operations attributable to the ordinary equity holders of the Company	(2.11)	10.17	1.32
Total basic (loss)/earnings per share attributable to the ordinary equity holders of the Company	(2.11)	10.17	1.32
[1] For the year ended December 31, 2025 there were 14,057,626 options that were not included in the calculation of diluted earnings as they were antidilutive.13.2. Diluted earnings per share

	2025	2024	2023
	Cents	Cents	Cents	1.
		(Recast)	(Recast)	1.
Diluted (loss)/earnings per share from continuing operations attributable to the ordinary equity holders of the Company	(2.11)	9.76	1.30
Total diluted (loss)/earnings per share attributable to the ordinary equity holders of the Company	(2.11)	9.76	1.30
13.3. Weighted average number of shares used as the denominator

	2025	2024	2023
	Number	Number	Number	1.
	’000	’000	’000
Weighted average number of ordinary shares used as the denominator in calculating basic earnings/loss per share	337,880	331,226	319,181
Weighted average number of ordinary shares used as the denominator in calculating diluted earnings/loss per share[1]	337,880	345,188	323,710
13.3.1.Options and rights
Equity instruments (options, PSARs, PSIRs and rights) granted to employees under the Group’s EIP scheme (refer to note
31 for further details) and rights issued as part of acquisitions are considered to be potential ordinary shares. They have been included in the determination of diluted earnings per share based on achieving the required performance hurdles, and to the extent to which they are dilutive.
13.3.2.Convertible bonds
Convertible bonds issued during the year are not included in the calculation of diluted earnings per share, because they are antidilutive for the year ended December 31, 2025. These options could potentially dilute basic earnings per share in the future. Refer to note 25.3 for further details relating to the convertible bonds.